North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.2%
	Aligned Data Centers Issuer LLC
400,000	1.937%, 08/15/2046[1]	$355,661
	American Credit Acceptance Receivables Trust 2021-2
446,000	1.340%, 07/13/2027[1]	417,865
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039[1]	460,108
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038[1]	176,935
	Amur Equipment Finance Receivables IX LLC
44,346	0.750%, 11/20/2026[1]	42,923
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028[1]	725,533
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
16,447	5.720%, 01/15/2024	16,503
	Exeter Automobile Receivables Trust 2021-3
246,330	0.690%, 01/15/2026	242,893
	FedEx Corp 2020-1 Class AA Pass Through Trust
511,720	1.875%, 08/20/2035	424,827
	Flagship Credit Auto Trust 2021-3
50,962	0.360%, 07/15/2027[1]	49,454
	GM Financial Automobile Leasing Trust 2021-3
366	0.240%, 12/20/2023	365
	MMAF Equipment Finance LLC 2018-A
68,889	3.390%, 01/10/2025[1]	68,752
	NMEF Funding 2022-B LLC
350,000	6.070%, 06/15/2029[1]	351,713
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028[1]	93,898
	Oscar US Funding X LLC
171,890	3.270%, 05/11/2026[1,2]	169,964
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025[1,2]	106,923
	Santander Retail Auto Lease Trust 2021-C
225,373	0.500%, 03/20/2025[1]	220,710
	Tricon Residential 2022-SFR2 Trust
528,000	3.856%, 04/19/2039[1]	505,053
	Union Pacific Railroad Co 2005 Pass Through Trust
17,322	5.082%, 01/02/2029	17,562
	VMC Finance 2021-FL4 LLC
247,554	5.570% (1 Month LIBOR USD + 1.100%), 06/18/2036[1,3]	233,669
	Westlake Automobile Receivables Trust 2021-1
6,301	0.390%, 10/15/2024[1]	6,289
	World Omni Auto Receivables Trust 2019-C
57,045	1.960%, 12/15/2024	56,691
	TOTAL ASSET BACKED SECURITIES
	(Cost $5,068,461)	4,744,291

Number of Shares
	CORPORATE BONDS - 28.5%

	COMMUNICATION SERVICES - 1.4%
	Diversified Telecommunication Services - 1.2%
	AT&T Inc.
94,000	1.700%, 03/25/2026	86,313
	Verizon Communications Inc.
656,000	2.100%, 03/22/2028	585,327
161,000	1.750%, 01/20/2031	129,787
775,000	2.650%, 11/20/2040	560,392
		1,361,819
	Entertainment - 0.2%
	The Walt Disney Co.
325,000	3.500%, 05/13/2040	278,539
	TOTAL COMMUNICATION SERVICES	1,640,358

	CONSUMER DISCRETIONARY - 1.7%
	Automobiles - 0.7%
	American Honda Finance Corp.
218,000	2.000%, 03/24/2028	194,186
	General Motors Financial Co, Inc.
614,000	4.300%, 04/06/2029	574,582
		768,768
	Hotels, Restaurants & Leisure - 0.2%
	McDonald's Corp.
215,000	3.600%, 07/01/2030	203,297
	Internet & Direct Marketing Retail - 0.7%
	Amazon.com, Inc.
718,000	4.650%, 12/01/2029	731,128
	Specialty Retail - 0.1%
	The Home Depot, Inc.
178,000	2.950%, 06/15/2029	165,363
	TOTAL CONSUMER DISCRETIONARY	1,868,556

	CONSUMER STAPLES - 0.9%
	Food & Staples Retailing - 0.1%
	Walmart, Inc.
191,000	2.500%, 09/22/2041	146,404
	Tobacco - 0.8%
	Altria Group, Inc.
202,000	4.800%, 02/14/2029	200,000
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	218,575
257,000	4.906%, 04/02/2030	243,707
	Philip Morris International, Inc.
170,000	5.625%, 11/17/2029	177,649
		839,931
	TOTAL CONSUMER STAPLES	986,335

	ENERGY - 1.8%
	Oil, Gas & Consumable Fuels - 1.8%
	Chevron Corp.
500,000	3.078%, 05/11/2050	390,318
	Enterprise Products Operating LLC
250,000	4.800%, 02/01/2049	232,010
	Exxon Mobil Corp.
738,000	4.227%, 03/19/2040	706,088
	EXXON MOBIL Corp.
312,000	4.327%, 03/19/2050	292,392
	Shell International Finance B.V.
403,000	2.375%, 11/07/2029[2]	361,322
	TOTAL ENERGY	1,982,130

	FINANCIALS - 15.6%
	Banks - 6.1%
	Bank of America Corp.
1,352,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	1,221,501
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	159,603
	The Bank of Nova Scotia
414,000	1.300%, 06/11/2025[2]	382,464
	Canadian Imperial Bank of Commerce
457,000	3.600%, 04/07/2032[2]	420,899
	Citigroup Inc.
80,000	3.070% (SOFR + 1.280%), 02/24/2028[3]	74,407
	F.N.B. Corp. of Pennsylvania
249,000	2.200%, 02/24/2023	248,456
	Federation des caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[1,2]	206,814
	FNB Corp/PA
198,000	5.150%, 08/25/2025	197,351
	JPMorgan Chase & Co.
323,000	2.005% (SOFR + 1.585%), 03/13/2026[3]	303,949
289,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	259,850
160,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	128,693
	PNC Financial Services Group, Inc.
310,000	6.037% (SOFR + 2.140%), 10/28/2033[3]	335,337
170,000	5.068% (SOFR + 1.933%), 01/24/2034[3]	171,613
	The Toronto-Dominion Bank
282,000	1.250%, 09/10/2026[2]	250,449
835,000	2.000%, 09/10/2031[2]	684,515
	US Bancorp
771,000	5.850% (SOFR + 2.090%), 10/21/2033[3]	828,721
236,000	4.839% (SOFR + 1.600%), 02/01/2034[3]	234,699
	Wells Fargo & Co.
779,000	3.526% (SOFR + 1.510%), 03/24/2028[3]	741,199
		6,850,520
	Capital Markets - 2.5%
	The Goldman Sachs Group, Inc.
1,137,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	1,019,229
1,019,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	816,282
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	327,778
695,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	624,408
		2,787,697
	Consumer Finance - 0.7%
	Capital One Financial Corp.
851,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	753,749
	Thrifts & Mortgage Finance - 6.3%
	Federal Agricultural Mortgage Corp.
585,000	4.170%, 05/24/2029	565,840
	Federal Home Loan Mortgage Corp.
1,917,000	0.800%, 10/28/2026	1,699,083
	Federal National Mortgage Association
1,900,000	1.600%, 08/24/2035	1,383,562
4,650,000	1.630%, 09/14/2035	3,393,798
		7,042,283
	TOTAL FINANCIALS	17,434,249

	HEALTH CARE - 0.2%
	Health Care Providers & Services - 0.2%
	CVS Health Corp.
276,000	1.750%, 08/21/2030	223,698
	TOTAL HEALTH CARE	223,698

	INDUSTRIALS - 1.2%
	Aerospace & Defense - 0.9%
	The Boeing Co.
1,005,000	4.875%, 05/01/2025	1,005,493

	Road & Rail - 0.3%
	BNSF Railway Co 2015-1 Pass Through Trust
185,218	3.442%, 06/16/2028[1]	177,736
	Union Pacific Railroad Co 2014-1 Pass Through Trust
144,236	3.227%, 05/14/2026	138,522
		316,258
	TOTAL INDUSTRIALS	1,321,751

	INFORMATION TECHNOLOGY - 1.7%
	IT Services - 0.1%
	International Business Machines Corp.
200,000	1.700%, 05/15/2027	179,293
	Semiconductors & Semiconductor Equipment - 0.1%
	Intel Corp.
87,000	4.150%, 08/05/2032	83,159
	Software - 0.7%
	Oracle Corp.
397,000	2.300%, 03/25/2028	354,846
575,000	3.600%, 04/01/2040	456,210
		811,056
	Technology Hardware, Storage & Peripherals - 0.8%
	Apple, Inc.
850,000	4.650%, 02/23/2046	857,468
	TOTAL INFORMATION TECHNOLOGY	1,930,976

	MATERIALS - 0.3%
	Chemicals - 0.3%
	DuPont de Nemours, Inc.
306,000	4.493%, 11/15/2025	305,794
	TOTAL MATERIALS	305,794

	TRANSPORTATION AND WAREHOUSING - 0.6%
	Rail Transportation - 0.6%
	Burlington Northern Santa Fe LLC
725,000	4.550%, 09/01/2044	701,711
	TOTAL TRANSPORTATION AND WAREHOUSING	701,711

	UTILITIES - 3.1%
	Electric Utilities - 2.7%
	Duke Energy Carolinas LLC
1,200,000	5.300%, 02/15/2040	1,249,635
	Consolidated Edison Co of New York, Inc.
450,000	4.650%, 12/01/2048	420,234
	Alabama Power Co.
375,000	3.450%, 10/01/2049	289,588
	Duke Energy Corp.
151,000	2.450%, 06/01/2030	129,296
	MidAmerican Energy Co.
1,000,000	4.250%, 07/15/2049	911,104
		2,999,857
	Multi-Utilities - 0.4%
	Dominion Energy, Inc.
510,000	5.375%, 11/15/2032	525,204
	TOTAL UTILITIES	3,525,061

	TOTAL CORPORATE BONDS
	(Cost $25,607,200)	31,920,619

Principal Amount
	FOREIGN GOVERNMENT AGENCY ISSUES - 1.7%
	International Bank for Reconstruction and Development
712,000	0.650%, 02/24/2026[2]	642,264
1,524,000	2.700%, 12/28/2037[2]	1,233,134
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,204,967)	1,875,398

	MORTGAGE BACKED SECURITIES - 30.2%
	BBCMS Mortgage Trust 2022-C14
199,460	1.727%, 02/18/2055	186,373
	COMM 2012-CCRE4 Mortgage Trust
19,234	2.853%, 10/17/2045	18,508
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034[1]	283,881
	Ellington Financial Mortgage Trust 2020-1
185,347	2.006%, 05/25/2065[1,4]	179,783
	EQUS 2021-EQAZ Mortgage Trust
599,988	5.214% (1 Month LIBOR USD + 0.755%), 10/15/2036[1,3]	584,268
	Fannie Mae Pool
40,103	2.500%, 08/01/2028	38,431
30,162	5.000%, 11/01/2029	30,890
9,743	4.000%, 10/01/2030	9,707
84,827	4.500%, 05/01/2031	86,357
71,071	4.000%, 09/01/2031	70,812
32,269	4.500%, 01/01/2032	32,851
20,732	3.500%, 04/01/2032	20,594
280,197	3.000%, 05/01/2033	270,869
76,193	4.500%, 05/01/2034	77,195
94,376	4.000%, 06/01/2034	93,567
132,060	3.500%, 08/01/2034	129,881
107,422	3.500%, 12/01/2034	105,649
100,550	4.000%, 11/01/2035	100,184
48,369	3.500%, 11/01/2035	47,571
111,400	4.000%, 07/01/2037	110,444
107,062	3.500%, 12/01/2037	103,440
107,173	4.000%, 12/01/2037	106,783
75,253	4.000%, 06/01/2038	75,166
3,386	4.000%, 03/01/2039	3,348
45,020	4.500%, 01/01/2040	45,795
296,075	3.000%, 01/01/2040	279,242
35,416	4.500%, 01/01/2040	35,860
11,260	4.500%, 07/01/2040	11,454
326,211	2.000%, 08/01/2040	286,922
77,344	4.000%, 09/01/2040	75,750
18,098	4.500%, 09/01/2040	18,409
3,667	4.000%, 09/01/2040	3,627
210,700	2.500%, 10/01/2040	191,599
336,582	3.000%, 10/01/2040	317,004
252,386	2.000%, 11/01/2040	221,988
13,913	4.500%, 11/01/2040	13,940
30,996	4.500%, 12/01/2040	31,441
155,224	2.000%, 01/01/2041	136,525
5,610	4.000%, 01/01/2041	5,548
29,385	4.000%, 01/01/2041	29,059
53,083	4.000%, 01/01/2041	52,496
426,339	2.500%, 02/01/2041	381,061
370,360	1.500%, 03/01/2041	311,746
232,187	2.500%, 03/01/2041	211,117
76,798	4.500%, 04/01/2041	78,120
19,064	4.500%, 05/01/2041	19,356
488,051	2.500%, 09/01/2041	442,552
498,459	2.500%, 10/01/2041	453,531
9,104	4.000%, 10/01/2041	9,065
310,172	2.500%, 11/01/2041	281,252
19,851	3.000%, 09/01/2042	18,690
185,081	3.000%, 04/01/2043	171,192
110,774	3.500%, 07/01/2043	106,813
40,732	3.500%, 01/01/2044	39,272
368,754	3.000%, 04/01/2045	346,590
33,550	3.500%, 12/01/2045	32,171
167,979	4.500%, 03/01/2046	170,868
100,236	3.000%, 04/01/2046	93,208
176,440	2.500%, 05/01/2046	157,361
135,726	3.000%, 06/01/2046	127,799
94,592	3.500%, 06/01/2046	90,676
67,315	3.000%, 10/01/2046	62,495
6,123	3.000%, 11/01/2046	5,701
179,305	3.000%, 02/01/2047	166,206
754,822	2.500%, 11/01/2047	673,253
273,125	2.500%, 12/01/2047	243,611
49,415	3.500%, 03/01/2048	47,193
107,405	3.000%, 04/01/2048	99,403
196,788	2.500%, 04/01/2048	175,523
110,875	3.500%, 08/01/2048	105,584
314,152	3.500%, 08/01/2048	298,557
100,522	3.500%, 11/01/2048	95,911
8,700	4.500%, 11/01/2048	8,749
131,040	3.000%, 12/01/2048	121,420
43,972	3.000%, 02/01/2049	40,654
18,418	3.500%, 02/01/2049	17,581
524,527	3.500%, 09/01/2049	489,544
96,912	3.000%, 12/01/2049	89,294
392,077	2.500%, 04/01/2050	341,010
281,455	2.500%, 05/01/2050	243,052
147,277	3.500%, 08/01/2050	142,490
132,376	2.500%, 10/01/2050	118,648
318,968	2.000%, 03/01/2051	274,675
1,345,582	2.500%, 07/01/2051	1,191,454
311,117	4.000%, 08/01/2051	303,127
802,456	2.500%, 08/01/2051	706,144
592,222	2.500%, 09/01/2051	520,659
1,879,188	2.500%, 10/01/2051	1,649,343
512,358	2.500%, 10/01/2051	451,341
	Fannie Mae REMICS
17,920	5.500%, 01/25/2026	17,816
101,732	4.000%, 04/25/2033	100,431
225,000	4.000%, 09/25/2033	219,536
4,006	5.000%, 08/25/2035	4,079
228,000	3.500%, 10/25/2037	219,015
644	2.000%, 07/25/2041	632
39,848	2.000%, 12/25/2041	36,501
119,351	3.500%, 02/25/2043	114,199
99,438	2.000%, 02/25/2043	90,495
6,168	3.500%, 08/25/2043	6,050
94,250	2.000%, 10/25/2044	88,513
71,311	2.000%, 10/25/2044	64,168
39,906	3.000%, 04/25/2045	37,767
82,614	2.500%, 01/25/2048	72,121
86,120	3.500%, 09/25/2048	82,742
568,760	2.000%, 04/25/2049	494,583
68,467	3.000%, 07/25/2049	63,071
10,165	3.500%, 06/25/2053	9,892
	Fannie Mae Trust 2003-W8
14,578	4.856% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	14,431
	Fannie Mae-Aces
47,474	3.501%, 01/25/2024[4]	46,681
	Freddie Mac Gold Pool
67,365	4.500%, 05/01/2031	68,647
5,855	4.000%, 09/01/2031	5,839
41,359	3.500%, 06/01/2033	40,717
109,938	4.000%, 11/01/2033	109,647
14,056	3.500%, 07/01/2036	13,765
23,893	4.500%, 12/01/2039	24,329
23,009	4.000%, 01/01/2041	22,777
42,723	3.000%, 11/01/2042	40,266
91,631	3.500%, 12/01/2042	88,617
337,641	3.000%, 12/01/2046	313,401
260,683	3.000%, 12/01/2046	242,157
65,100	3.000%, 01/01/2047	60,403
	Freddie Mac Multifamily Structured Pass Through Certificates
12,944	3.342%, 01/25/2046[4]	12,865
	Freddie Mac Pool
337,602	3.000%, 07/01/2038	321,027
433,948	3.000%, 09/01/2039	409,803
166,159	2.500%, 04/01/2042	149,029
432,868	3.000%, 05/01/2042	400,354
34,260	3.500%, 01/01/2048	32,754
1,111,859	3.500%, 06/01/2049	1,060,170
258,815	2.500%, 11/01/2050	228,734
336,788	2.000%, 02/01/2051	284,993
496,051	2.500%, 03/01/2051	440,282
625,229	2.500%, 09/01/2051	552,624
320,969	3.500%, 10/01/2051	302,536
408,343	2.000%, 11/01/2051	344,652
541,424	3.000%, 12/01/2051	493,014
	Freddie Mac REMICS
14,567	4.500%, 09/15/2025	14,466
137,330	3.500%, 08/15/2027	134,529
160,342	3.000%, 08/15/2040	155,445
146,731	2.000%, 09/15/2041	136,454
15,573	2.000%, 12/15/2041	14,348
318,753	2.000%, 11/15/2042	292,970
65,773	3.000%, 05/15/2043	63,539
27,148	3.000%, 11/15/2043	26,435
95,045	2.000%, 03/25/2044	87,344
194,518	3.000%, 08/15/2044	185,923
304,326	3.000%, 06/25/2048	284,243
136,659	1.000%, 04/25/2049	115,751
55,783	1.000%, 01/25/2050	43,214
202,756	3.250%, 04/15/2053[5]	196,536
42,955	3.000%, 01/15/2055	41,415
	Freddie Mac STACR REMIC Trust 2021-DNA3
49,180	5.060% (SOFR30A + 0.750%), 10/25/2033[1,3]	48,886
	Freddie Mac Structured Agency Credit Risk Debt Notes
8,268	5.110% (SOFR30A + 0.800%), 08/25/2033[1,3]	8,256
	Freddie Mac Structured Pass-Through Certificates
103,826	3.827% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	99,691
16,357	3.627% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	15,542
	Government National Mortgage Association
344	5.000%, 12/20/2027	341
54,363	5.500%, 09/20/2033	54,685
116,751	2.750%, 06/20/2042	112,365
209,000	3.000%, 01/20/2043	188,879
30,015	2.200%, 11/16/2043	29,392
9,554	2.250%, 09/16/2044	9,217
30,236	2.000%, 03/20/2045	27,159
10,833	2.500%, 10/20/2045	10,353
20,127	2.500%, 09/20/2046	18,919
400,770	2.000%, 03/20/2050	351,869
145,814	1.000%, 08/20/2050	113,913
175,141	1.250%, 05/20/2051	139,581
1,820,106	1.750%, 09/20/2051	1,609,516
	GS Mortgage Securities Corp Trust 2021-RENT
544,360	5.208% (1 Month LIBOR USD + 0.700%), 11/21/2035[1,3]	511,979
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	5.610% (1 Month LIBOR USD + 1.150%), 06/16/2036[1,3]	292,675
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041[1]	135,480
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	115,660
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	162,080
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	389,603
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	322,981
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050[1,4]	774,239
	RLGH Trust 2021-TROT
430,000	5.260% (1 Month LIBOR USD + 0.800%), 04/15/2036[1,3]	419,465
	Seasoned Credit Risk Transfer Trust
84,720	2.000%, 11/25/2060	75,780
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	297,168
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	149,516
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
437,000	2.918%, 11/18/2049	409,078
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	333,020
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	5.609% (1 Month LIBOR USD + 1.150%), 02/15/2040[1,3]	214,068
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $37,675,193)	33,828,366

	U.S. GOVERNMENT AGENCY ISSUE - 32.9%
	Federal Farm Credit Banks Funding Corp.
1,461,000	3.940%, 07/27/2026	1,428,996
1,375,000	2.280%, 02/14/2028	1,255,983
2,000,000	1.300%, 09/20/2028	1,723,292
437,000	5.940%, 11/17/2028	436,426
585,000	2.750%, 03/07/2029	534,348
710,000	1.370%, 03/20/2029	601,057
700,000	6.300%, 11/15/2029	699,659
705,000	1.230%, 07/29/2030	567,814
465,000	4.330%, 06/02/2031	445,930
2,254,000	2.150%, 12/01/2031	1,893,703
695,000	2.200%, 12/09/2031	585,964
687,000	2.950%, 02/17/2032	613,007
247,000	2.940%, 02/23/2032	220,199
1,849,000	3.000%, 03/08/2032	1,654,174
317,000	4.370%, 05/17/2032	304,398
463,000	4.350%, 06/01/2032	444,157
1,516,000	4.700%, 06/29/2032	1,472,510
600,000	4.980%, 07/20/2032	587,680
3,050,000	2.390%, 01/19/2033	2,569,156
1,378,000	2.480%, 02/01/2034	1,147,449
1,280,000	2.550%, 12/21/2034	1,056,007
1,355,000	3.250%, 02/23/2035	1,190,359
1,706,000	3.360%, 02/23/2037	1,482,526
	Federal Home Loan Banks
1,043,250	1.000%, 03/23/2026	947,544
1,640,000	1.000%, 11/23/2026[5]	1,517,684
1,410,000	1.250%, 12/22/2026[5]	1,308,078
1,170,000	3.000%, 04/29/2027[5]	1,146,197
595,000	4.700%, 06/30/2027	588,172
100,000	0.500%, 08/26/2027[5]	90,678
250,000	2.640%, 02/25/2032	218,232
685,000	2.750%, 02/22/2034	584,081
5,335,000	2.325%, 10/14/2036	4,149,580
360,000	2.900%, 02/18/2037	298,082
1,270,000	3.000%, 02/24/2037	1,063,051
165,000	6.050%, 10/13/2037	165,008
	Ginnie Mae I Pool
677,767	4.500%, 04/15/2023	638,612
	Ginnie Mae II Pool
1,222,003	3.500%, 04/20/2027	1,177,579
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $44,126,239)	36,807,372

	U.S. GOVERNMENT NOTES/BONDS - 1.5%
	United States Treasury Note/Bond
1,025,000	2.875%, 05/15/2052	883,582
682,000	3.000%, 08/15/2052	603,623
217,000	3.875%, 12/31/2027	219,475
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $1,673,825)	1,706,680

	SHORT-TERM INVESTMENT - 0.7%
743,694	First American Treasury Obligations Fund - Class X, 4.24%[6]	743,694
	TOTAL SHORT-TERM INVESTMENT	743,694
	(Cost $743,694)
	TOTAL INVESTMENTS - 99.7%
	(Cost $119,070,494)	111,626,420
	Other Assets in Excess of Liabilities - 0.3%	308,425
	TOTAL NET ASSETS - 100.0%	$111,934,845

LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2023, the value of these securities total $7,822,981 which represents 6.99% of total net assets.

[2]	Foreign security denominated in U.S. Dollars.
[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2023.
[4]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2023.
[5]	Step-up bond; the interest rate shown is the rate in effect as of January 31, 2023.
[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	4.2%
Corporate Bonds
Financials	15.6%
Utilities	3.1%
Energy	1.8%
Consumer Discretionary	1.7%
Information Technology	1.7%
Communication Services	1.4%
Industrials	1.2%
Consumer Staples	0.9%
Transportation and Warehousing	0.6%
Materials	0.3%
Health Care	0.2%
Total Corporate Bonds	28.5%
Foreign Government Agency Issues	1.7%
Mortgage Backed Securities	30.2%
U.S. Government Agency Issues	32.9%
U.S. Government Notes/Bonds	1.5%
Short-Term Investment	0.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset Backed Securities	$-	$4,744,291	$-	$4,744,291
Corporate Bonds[1]	-	31,920,619	-	31,920,619
Foreign Government Agency Issues	-	1,875,398	-	1,875,398
Mortgage Backed Securities	-	33,828,366	-	33,828,366
U.S. Government Agency Issues	-	36,807,372	-	36,807,372
U.S. Government Notes/Bonds	-	1,706,680	-	1,706,680
Short-Term Investment	743,694	-	-	743,694
Total Investments	$743,694	$110,882,726	$-	$111,626,420

[1]	For a detailed break-out of corporate bonds by sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.